Discontinued operations	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Discontinued operations

20. Discontinued operations

On July 2, 2024, Kenshaw Electrical Pty Ltd was sold for a consideration of $0.8 million (AU$1.2 million).

Financial information relating to the discontinued operation for the period to the date of disposal is set out below:

Financial performance and cash flow information

The financial performance and cash flow information presented are for the years ended June 30, 2025, 2024 and 2023:

	Year Ended June 30
(US dollars in thousands)	2025	2024	2023
Revenues	-	11,909	11,005
Cost of sales	-	(10,268)	(9,178)
Expenses	1,648	(2,522)	(6,136)
Loss before income tax	1,648	(881)	(4,309)
Income tax expense	-	-	19
Gain/(loss) from discontinued operations	1,648	(881)	(4,290

Net cash inflow/(outflow) from operating activities	1,648	(881)	(4,290)
Net cash inflow/(outflow) from investing activities		-	-
Net cash inflow/(outflow) from financing activities		-	-
Net increase in cash generated by subsidiary	1,648	(881)	(4,290)

Assets and liabilities of disposal group as held for sale

The following assets and liabilities were reclassified as held for sale in relation to the discontinued operations as at June 30, 2025, 2024 and 2023;:

	Year Ended June 30
(US dollars in thousands)	2025	2024	2023
Assets classified as held for sale	-
Trade and other receivables	-	2,366	-
Inventories	-	657
Property, plant and equipment	-	2,040	-
Goodwill	-	210	-
Intangible assets	-	-	-
Deferred tax assets	-	206
Total assets of disposal group classified as held for sale	-	5,479	-

Liabilities directly associated with assets classified as held for sale
Trade and other payables	-	2,722	-
Current debt	-	1,267	-
Non-current debt	-	77	-
Lease liabilities - current	-	263	-
Lease liabilities - non-current	-	1,186	-
Total liabilities of disposal group classified as held for sale	-	5,515	-

Net assets/(liabilities) identified as held for sale	-	(36)	-

Estimated gain on sale - Kenshaw Electrical Pty Ltd	USD	AUD
Consideration received or receivable
Cash
Purchase price	2,613	4,000
Working capital adjustment	(1,822)	(2,789)
Cash	791	1,211
Fair value of contingent consideration	-	-
Less costs to sell	-	-
Total disposal consideration	791	1,211
Estimated carrying amount of net assets/(liabilities) sold	(36)	(54)
Estimated gain on sale as at June 30, 2024	827	1,265

Disposal consideration for the sale of Kenshaw Electrical Pty Ltd on July 2, 2024 comprised of cash purchase price, including completion working capital adjustments of $2.7 million (AU$4.0 million). Net book value of net liabilities sold was $0.03 million (AU$0.1 million), resulting in a gain on disposal of $0.8 million (AU$1.3 million).

Disposal consideration for the sale of Kenshaw Solar Pty Ltd on July 1, 2022, comprised cash purchase price, including completion working capital adjustments of $2.9 million (AU$4.3 million). Initial estimate of fair value of deferred contingent consideration of $4.5 million, as recorded in July 2022, payable 12 months after completion, applied a contracted 4.5x multiple to year 1 forecast EBITDA of AU$2.7 million, discounted at 10% to net present value, less purchase price paid. The final deferred consideration of $0.6 million (AU$ 0.9 million) was received in August 2023. Costs to sell comprise advisory fees of $0.4 million (AU$0.5 million). Net book value of net assets sold was $7.0 million (AU$10.1 million), resulting in a loss on disposal of $3.9 million (AU$5.4 million).

Reconciliation of adjusted loss on sale - Kenshaw Electrical	USD 000	AUD 000
Gain on sale - as estimated at June 30, 2024	827	1,265
Cash consideration adjustment	-	-
Fair value of contingent consideration adjustment	-	-
Cost to sell adjustment	821	1,369
Carrying amount of net assets sold adjustment	-	-
Loss on sale reported in year ended June 30, 2024	1,648	2,634

Reconciliation of adjusted loss on sale – Kenshaw Solar Pty Ltd	USD 000	AUD 000
Gain on sale - as estimated at June 30, 2022	34	50
Cash consideration adjustment	378	529
Fair value of contingent consideration adjustment	(3,965)	(5,548)
Cost to sell adjustment	(18)	(25)
Carrying amount of net assets sold adjustment	(283)	(397)
Loss on sale reported in year ended June 30, 2023	(3,854)	(5,391)